SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial statements.

The balance sheet at December 31, 2016 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of the information and footnotes required by GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2016, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission ("SEC") on March 1, 2017, as amended on Form 20-F/A, filed with the SEC on March 6, 2017 (collectively, the "Annual Report"). The significant accounting policies applied in the Company’s audited 2016 consolidated financial statements and notes thereto included in the Annual Report  are applied consistently in these financial statements. Results for the six months ended June 30, 2017 are not necessarily indicative of results that may be expected for the year ending December 31, 2017.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

b.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

c.	Impact of recently issued accounting standards not yet adopted:

1.
In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)", which amends the existing accounting standards for revenue recognition. The FASB has recently issued several amendments to the standard, including clarification on accounting for licenses of intellectual property and on identifying performance obligations. The Company plans to adopt the new standard effective January 1, 2018.

The new standard permits two methods of adoption: retrospectively to each prior reporting period presented (the so-called "full retrospective method"), or retrospectively with the cumulative effect of initially applying the new standard recognized at the date of initial application (the so-called "modified retrospective method"). The Company currently anticipates adopting the new standard using the modified retrospective method. The Company is continuing to evaluate the impact that the standard will have on its consolidated financial statements and related disclosures.

2.
In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business", which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. This guidance will be effective for the Company in the first quarter of 2018 on a prospective basis, and early adoption is permitted. The Company does not expect the standard to have a material impact on its consolidated financial statements.

3.
In January 2017, the FASB issued ASU No. 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04”), which eliminates step two from the goodwill impairment test. Under ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. This guidance will be effective for the Company in the first quarter of 2020 on a prospective basis, and early adoption is permitted. The Company does not expect the standard to have a material impact on its consolidated financial statements.